Related Party Balances and Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Related Party Balances and Transactions
Note 12. Related Party Balances and Transactions
Convertible Notes at Fair Value
As of June 30, 2023 and December 31. 2022, the 2017 convertible note issued to LamVen, a related party,(“2017 Notes”) with a principal amount of $3.5 million, was outstanding. The fair value of the 2017 Notes as of June 30, 2023 and December 31, 2022 was $11.9 million and $13.8 million, respectively. The 2017 Notes are convertible into one of the following: (i) automatically into future preferred shares of the Company at a price per share paid by the other purchasers of new preferred shares multiplied by 70%, upon occurrence of a Qualified Financing (defined as equity financing with gross proceeds of at least $60 million) on or before the maturity date; or (ii) automatically into
Class B-2
redeemable convertible preferred shares of the Company at price of $1.1533 per share, if a Qualified Financing has not occurred on or before the maturity; or (iii) ordinary shares of the Company upon occurrence of change of control prior to the time when the 2017 Notes may otherwise be converted at a price of $1.1533 per share; or (iv) ordinary shares of the Company, at the option of the holders of a majority in interest of the aggregate principal amount of the 2017 Notes then outstanding at a price per share of $1.1533, if an initial public offering of the Company’s stock (IPO) occurs prior to the time when the 2017 Notes may otherwise be converted; or (v) at the lender’s election any time prior to the time when the 2017 Notes may otherwise be converted, provided that the accrued interest at conversion would be calculated at 22% per annum and the Company would have the sole discretion on whether the conversion is into
Class B-5
redeemable convertible preferred shares and/or
Class B-6s
convertible preferred shares, in which case at a conversion price of $0.38 per share. If the lender makes such an election, a warrant to purchase a number of ordinary shares equal to 10% of the number of preferred shares received upon conversion would also be granted.
These related party convertible notes are included in Convertible notes at fair value, current in the Condensed Consolidated Balance Sheets.
SAFE Notes at Fair Value
As of June 30, 2023 and December 31, 2022, SAFE notes issued to LamVen and Park Lane, entities affiliated with a co-founder
of the Company, with aggregate principal amount of $15.0 million, were outstanding. The SAFE notes’ conversion prices will be based on a contractually defined discount of 20% of the per share consideration payable to common shareholders, in the event of a change in control or qualified financing, and a 35% discount to the price per share of common shares issued in the event of a de-SPAC
transaction, IPO, or direct listing. The maturity date for these SAFE notes is May 17, 2024. As of June 30, 2023 and December 31,

2022, the fair value of these SAFE notes in aggregate was $20.6 million and $10.8 million, respectively. The SAFE notes are
included in SAFE notes at fair value, current in the Condensed Consolidated Balance Sheets.
On June 15, 2023, the Company issued a SAFE note to LamJam, an entity affiliated with a co-founder
of the company, with aggregate principal amount of $6.9 million and a fair value of $9.5 million as of June 30, 2023 (see Note 4.
Financing Arrangements
). The SAFE note is included in SAFE notes at fair value, long term in the Condensed Consolidated Balance Sheets.

	Fair Value at
	June 30, 2023	December 31, 2022
SAFE note with LamVen, a related party	$10,302	$5,403
SAFE note with LamJam, a related party	9,520	—
SAFE note with Park Lane, a related party	10,302	5,403

Total	$30,124	$10,806

Term Notes
The Company entered into term note agreements with related parties and recorded the notes in Due to related parties at carrying value on the Condensed Consolidated Balance Sheets. As of June 30, 2023 and December 31, 2022, the term notes outstanding are as follows (
in thousands
):

	Carrying Value at
	June 30, 2023	December 31, 2022
Term notes with LamVen, a related party	$12,585	$4,500
On May 22, 2023, the Company entered into a term note agreement in exchange for $4.6 million in cash from LamVen LLC, a related party of the Company. The note is scheduled to mature on the earlier of December 31, 2023 or the date on which the note is otherwise accelerated as provided for in the agreement. Interest is due upon maturity at a rate of 10.0% per annum until the note is paid in full at maturity or upon acceleration by prepayment.
On June 15, 2023, the Company entered into a term note agreement in exchange for $5.0 million in cash from LamVen LLC, a related party of the Company. The note is scheduled to mature on the earlier of December 31, 2023 or the date on which the note is otherwise accelerated as provided for in the agreement. Interest is due upon maturity at a rate of 10.0% per annum until the note is paid in full at maturity or upon acceleration by prepayment.
On June 15, 2023, the LamVen term note dated April 1, 2023 for $3.5 million, including principal and interest, was converted, via a payoff letter, into the LamJam SAFE note (see Note 4.
Financing Arrangements
).
The LamVen notes with aggregate principal amount of $5.5 million bear interest at a rate of 8.25% per annum and the notes with an aggregate principal amount of $7.1 million bear interest at a rate of 10.0% per annum. Interest is payable in full at maturity or upon acceleration by prepayment.

The term notes with LamJam, an entity affiliated with a
co-founder
of the Company, are scheduled
to
mature on the earlier of December 31, 2023 or the date on which the note is otherwise accelerated as provided for in the agreement. The note with a principal amount of $1.7 million bears interest at a rate of 8.25% per annum and the note with a principal amount of $3.5 million bears interest at a rate of 10.0% per annum. Interest is payable in full at maturity or upon acceleration by prepayment. On June 15, 2023, the term notes with LamJam in the amount of $5.3 million principal and interest were converted into 9,932,241
Class B-6s
convertible preferred shares (see Note 9.
Redeemable Convertible Preferred Shares and Convertible Preferred Shares
).
The notes are recorded at carrying values within Due to related parties on the Condensed Consolidated Balance Sheets as of June 30, 2023 and December 31, 2022.
Other Transactions
Additionally, LamVen paid for various expenses on behalf of the Company. As of June 30, 2023 and December 31, 2022, the Company owed LamVen $0.1 million and $0.4 million, respectively. These amounts are recorded within Due to related parties on the Condensed Consolidated Balance Sheets as of June 30, 2023 and December 31, 2022.
As of June 30, 2023, the Company continues to lease four aircrafts from Park Lane for a monthly lease payment of $0.025 million per aircraft. The lease term for the four aircrafts expire on July 31, 2023. On June 16, 2023, the Company amended the lease agreements with Park Lane to extend the expiration date for a
6-month
term of August 1, 2023 through January 31, 2024. All other terms of the agreements remain the same.

Note 15. Related Party Balances and Transactions
As of December 31, 2019, the Company owed $2.1 million to LamVen LLC (“LamVen”), an entity co-owned
by a
co-founder
of the Company, for various expenses incurred by LamVen on the Company’s behalf. During 2020, $2.0 million of the amount owed to LamVen was extinguished through issuance of 4,370,452
Class B-6s
convertible preferred shares with fair value of $0.4 million resulting in a gain on extinguishment of $1.9 million, which was recognized within Additional paid-in
capital on the Consolidated Balance Sheets. As of December 31, 2022 and 2021, the Company owed $0.4 million and $0.09 million, respectively, to LamVen. Amounts due to LamVen are included within “Due to related parties” on the Consolidated Balance Sheets as of December 31, 2022 and 2021.
During 2019, the Company commenced leasing three aircraft from Park Lane, an entity affiliated with a co-founder
of the Company, for a monthly lease payment of $0.025 million per aircraft. During 2020, the Company began leasing a fourth aircraft from Park Lane for a monthly lease payment of $0.025 million (see Note 5,
Leases
). The lease term for the four aircraft has been extended to July 2023.
On April 7, 2020, the Company entered into a convertible Secured Promissory Note Agreement with Park Lane (“2020 SPNA”) under which prior loans were exchanged for a secured convertible loan aggregating $7.5 million. On December 15, 2020, principal and accrued interest on the secured promissory note of $7.6 million were converted into a total of 15,110,962
Class B-6a
redeemable convertible preferred shares. During 2021, the Company received $0.4 million in cash from Park Lane under the 2020 SPNA which was immediately converted to 834,566 of
Class B-6a
preferred convertible stock.

During 2021, Park Lane purchased an additional $5.0 million in
Class B-6a
redeemable convertible preferred shares of Surf Air, totaling 9,442,871
Class B-6a
redeemable convertible preferred shares.
During 2021, Surf Air issued an aggregate of $4.5 million of convertible notes under the May 12, 2022 (which is effective October 28, 2021), convertible note agreement, (the “2021 Note”) to an entity affiliated with the co-founder
of the Company. The 2021 Note was scheduled to mature on December 31, 2022 (see Note 8,
Financing Arrangements
). During 2022, the 2021 Note with a face amount of $4.5 million was converted into 17,373,521
Class B-6a
redeemable convertible preferred shares.
On May 15, 2022, the Company issued a convertible note in exchange for cash of $1.3 million to LamVen, a related party, which was scheduled to mature on the earlier of December 31, 2022 or the date on which the note is otherwise accelerated as provided for in the agreement. On May 17, 2022, the convertible note converted into 4,940,258
Class B-6a
redeemable convertible preferred shares.
On May 17, 2022, Surf Air and LamVen, a related party, entered into a simple agreement for future equity (the “LamVen SAFE”) in the total amount of $7.5 million in exchange for cash received in 2022 (see Note 8,
Financing Arrangements
).
On May 17, 2022, Surf Air and Park Lane, a related party, entered into a simple agreement for future equity (the “Park Lane SAFE”) in the total amount of $7.5 million in exchange for cash received in 2022 (see Note 8,
Financing Arrangements
).
On November 12, 2022, as amended and restated on November 30, 2022, the Company entered into a term note agreement, effective October 31, 2022, in exchange for $4.5 million in cash from LamVen, a related party (see Note 9,
Term Notes
).

Southern Airways Corporation
Related Party Transaction [Line Items]
Related Party Balances and Transactions
Note 15. Related Party Transactions
The following table presents Company’s amounts due to related parties (
in thousands)
:

	June 30, 2023	December 31, 2022
Accounts payable	$53	$467
Other current liabilities (1)	175	158
Current maturities of long-term debt (2)	1,036	728
Short-term operating lease liabilities	1,526	1,772

Total current portion due to related parties	$2,790	$3,125

	June 30, 2023	December 31, 2022
Other liabilities (1)	$100	$100
Long-term operating lease liabilities	1,983	2,606
Long-term debt, net of current maturities (2)	5,496	3,511

Total due to related parties, net of current portion	$7,579	$6,217

(1)	Liability related to Makani Kai Acquisition and SkyWest Notes’ accrued interest
(2)	Notes Payable to SkyWest
SkyWest
As of June 30, 2023, and December 31, 2022, the Company had two notes payable to SkyWest Leasing, Inc. (“SkyWest”). The first note had principal amounts of $3.9 million and $4.2 million, respectively, bearing interest at 4.0% per annum (“SkyWest Note 1”). Principal and interest payments are due monthly, through April 30, 2028 and the note is collateralized by a pledge for 100% of the stock of Southern Airways Pacific (“SAP”, a wholly-owned subsidiary of the Company), a first priority security interest in all assets of SAP. In the event of a change of control associated with the Company, the then outstanding principal and interest on the note will become due and payable immediately by the Company. The second note had a principal amount of $2.7 million at June 30, 2023. Interest accrues on the entire principal amount of the note outstanding at a fixed rate of 9.0% per annum. Principal and interest are payable as a fixed monthly amount commencing on May 6, 2023, and continuing through the maturity date of November 6, 2024. On the maturity date, in addition to the final principal and interest payment, a principal balloon payment of $2.3 million is due. The note is collateralized by one aircraft. (See Note 10,
Long-term debt, net
).
As of June 30, 2023, and December 31, 2022, $1.0 million and $728 thousand, respectively, is included in Current portion due to Related Parties. $5.5 million and $3.5 million, respectively, is included in Due to Related Parties, net of current portion on the Condensed Consolidated Balance Sheet. Additionally, as of June 30, 2023, and December 31, 2022, $1.7 million and $0.9 million, respectively, in engine reserves related to the SkyWest guarantee agreement are included in Prepaid expenses and other current assets on the Condensed Consolidated Balance Sheets (See Note 6 —
Prepaid Expenses and Other Current Assets
).
SkyWest is currently represented by one of the Company’s total of seven Board of Director seats and owns 85,318 shares of common stock of the Company on June 30, 2023, and December 31, 2022.
SkyWest consented to the change of control that occurred when SAM acquired the Company on June 27, 2023 and there were no
amendments to SkyWest Note 1 or SkyWest Note 2. (See Note 17,
Subsequent Events
).
Kuzari Investor 94647 LLC
As of June 30, 2023, Kuzari Investor 94647 LLC (“Kuzari”) owns 32,699 shares of the Company’s common stock, and is currently represented by one of the Company’s total of seven Board of Directors seats. In addition, Kuzari owns 105,556 Series A redeemable convertible preferred shares and 25,000
Series A-2
redeemable convertible preferred shares, for a combined preferred share investment of $4.6 million at June 30, 2023. Kuzari is also owed approximately $1.4 million of unpaid cumulative redeemable convertible preferred share dividends as of June 30, 2023.
Since March 2017, one of the affiliates of Kuzari provides the Company certain advisory services in areas such as evaluation of business decisions, assessment of market opportunities, and the exploring of financial and/or operational strategic initiatives. In return for the consulting services, Kuzari is entitled to compensation from the Company consisting of an annualized fee within a range of $100 thousand to $150 thousand per year. For the three months ended June 30, 2023, and June 30, 2022, the Company incurred consulting expenses due to Kuzari of $19 thousand and $38 thousand, respectively. For the six months ended June 30, 2023, and June 30, 2022, the Company incurred consulting expenses due to Kuzari of $38 thousand and $75 thousand, respectively. As of June 30, 2023, and December 31, 2022, the Company had no outstanding payables to Kuzari in connection with the consulting arrangement.
JA Flight Services and BAJ Flight Services
As of June 30, 2023, the Company leased a total of three aircraft from JA Flight Services (“JAFS”) and one aircraft from BAJ Flight Services (“BAJFS”). JAFS is 50% owned by Bruce A. Jacobs (“BAJ”), an officer, shareholder, and board member of the Company and BAJFS is 100% owned by BAJ.
As of June 30, 2023, JAFS owns 40,000 shares of the total outstanding common stock of the Company. The Company recorded approximately $308 thousand and $279 thousand in combined lease and engine reserve expense attributable to JAFS and BAJFS during the three months ended June 30, 2023, and June 30, 2022, respectively. The Company recorded approximately $575 thousand and $560 thousand in combined lease and engine reserve expense attributable to JAFS and BAJFS during the six months ended June 30, 2023, and June 30, 2022, respectively. Accounts payable of $
37
 thousand owed to JAFS and BAJFS as of June 30, 2023, is included in Due to Related Parties, net of current portion on the Condensed Consolidated Balance Sheet.
In February 2022, BAJ retired from his role as an officer within the Company. JAFS continues to be a shareholder of the Company and lessor of three aircraft to the Company, and BAJFS continues to be a lessor of one aircraft to the Company as of June 30, 2023.
Schuman Aviation
As of June 30, 2023, the Company leased six aircraft from Schuman Aviation Ltd. (“Schuman”), an entity which is owned by an executive and shareholder of the Company. Schuman owns
5,774
shares of the total outstanding common stock of the Company. All leases consist of
60
-month
terms, fixed monthly lease payments and are all eligible for extension at the end of the lease term. All the leases are also subject to monthly engine, propeller and other reserve payment requirements, based on actual flight activity incurred on the subject aircraft engine.
The Company recorded approximately $
401
 thousand and $
412
 thousand in combined lease and engine reserve expense attributable to Schuman for the three months ended June 30, 2023, and June 30, 2022, respectively. The Company recorded approximately $
829
 thousand and $
792
 thousand in combined lease and engine reserve expense attributable to Schuman for the six months ended June 30, 2023, and June 30, 2022, respectively. As of June 30, 2023, and December 31, 2022, the Company owed approximately $
16
 thousand and $
314
 thousand, respectively, to Schuman.
On July 7, 2020, the Company entered into a transaction with Schuman, whereby Schuman agreed not to fly any of its Makani Kai airline routes (“Makani Kai”) servicing the Hawaiian Island commuter airspace for a period of
10
 years. As consideration for this noncompete agreement, the Company agreed to pay Schuman a total of $
500
 thousand in the Company’s common stock in five equal installments of $
100
 thousand. The first installment of
2,777
shares of common stock was transferred on the transaction date of July 7, 2020, with the remaining consideration due on each anniversary of the transaction date. In July 2021, the Company made its second installment payment to Schuman, consisting of
2,225
shares of Southern common stock. In July 2022, the Company made its third installment payment to Schuman, consisting of
2,296
shares of Southern common stock. In July 2023, the Company amended the Makani Kai purchase and sale agreement with Schuman to provide the fourth and fifth installment payments of $100 thousand in cash per payment in lieu of shares. (See Note 17,
Subsequent Events
).

Note 18. Related Party Transactions
The following table presents Company’s amounts due to (from) related parties as of December 31, 2022 and 2021: (
in thousands)

	December 31,
	2022	2021
Accounts payable (receivable) (1)	$467	$(56)
Other current liabilities (2)	158	373
Current maturities of long-term debt (3)	728	699
Short-term operating lease liabilities	1,772	—

Total current portion due to related parties	$3,125	$1,016

	December 31,
	2022	2021
Other liabilities (2)	$100	$450
Long-term operating lease liabilities	2,606	—
Long-term debt, net of current maturities (3)	3,511	4,239

Total due to related parties, net of current portion	$6,217	$4,689

(1)	Net amount of accounts receivable and accounts payable from/to various individuals

(2)	Liability related to Makani Kai Acquisition and SkyWest Note’s accrued interest
(3)	Note Payable to SkyWest
SkyWest Airlines
At December 31, 2022 and 2021, the Company had a note payable to SkyWest Airlines, Inc. (“SkyWest”) with a principal amount of $4.2 million and $4.9 million, respectively, bearing interest at 4.0% per annum (“SkyWest Note”). Principal and interest payments are due monthly, through April 30, 2028 and the note is collateralized by a pledge for 100% of the stock of Southern Airways Pacific (“SAP”, a wholly-owned subsidiary of the Company), a first priority security interest in all assets of SAP. In the event of a change of control associated with the Company, the then outstanding principal and interest on the note will become due and payable immediately by the Company. At December 31, 2022 and 2021, $728 thousand and $699 thousand, respectively, is included in Due to Related Parties. $3.5 million and $4.2 million, respectively, is included in Due to Related Parties, net of current portion on the Consolidated Balance Sheet. Additionally, as of December 31, 2022, $0.9 million in engine reserves related to the SkyWest guarantee agreement are included in Prepaid expenses and other current assets on the Consolidated Balance Sheets (See Note 12,
Long-Term Debt, Net
). There were no engine reserves related to the SkyWest guarantee agreement as of December 31, 2021.
SkyWest is currently represented by one of the Company’s total of seven Board of Director seats and owns 58,163 shares of common stock of the Company on December 31, 2022.
Kuzari Investor 94647 LLC
As of December 31, 2022, Kuzari Investor 94647 LLC (“Kuzari”) owns 32,699 shares of the Company’s common stock, and is currently represented by one of the Company’s total of seven Board of Directors seats. In addition, Kuzari owns 105,556 Series A redeemable convertible preferred shares and 25,000
Series A-2
redeemable convertible preferred shares, for a combined preferred share investment of $4.5 million at December 31, 2022. Kuzari is also owed approximately $1.2 million of unpaid cumulative redeemable convertible preferred share dividends.
Since March 2017, one of the affiliates of Kuzari provides the Company certain advisory services in areas such as evaluation of business decisions, assessment of market opportunities, and the exploring of financial and/or operational strategic initiatives. In return for the consulting services, Kuzari is entitled to compensation from the Company consisting of an annualized fee within a range of $100 thousand to $150 thousand per year. For the years ended December 31, 2022 and 2021, the Company incurred consulting expenses due to Kuzari of $138 thousand and $150 thousand, respectively. As of December 31, 2022 and 2021, the Company had no outstanding payables to Kuzari, in connection with the consulting arrangement.
JA Flight Services and BAJ Flight Services
As of December 31, 2022, the Company leased a total of three aircraft from JA Flight Services (“JAFS”) and one aircraft from BAJ Flight Services (“BAJFS”). JAFS is 50% owned by Bruce A. Jacobs (“BAJ”), an officer, shareholder, and board member of the Company and BAJFS is 100% owned by BAJ.
As of December 31, 2022 JAFS owns 40,000 shares of the total outstanding common stock of the Company. The Company recorded approximately $1.1 million and $1.2 million in combined lease and engine reserve expense attributable to JAFS and BAJFS during the years ended December 31, 2022 and 2021, respectively. As of December 31, 2021, the Company owed approximately $500 thousand in total to JAFS and BAJFS, relating primarily to deferred lease payments, as well as engine reserve payments. No amounts were owed for deferred lease payments as of December 31, 2022. Of the $500 thousand owed to both JAFS and BAJFS at December 31, 2022, approximately $250 thousand is included in Due to Related Parties and Due to Related Parties, net of current portion, respectively, on the Consolidated Balance Sheet.
In February 2022, BAJ retired from his role as an officer within the Company JAFS continues to be a shareholder of the Company and lessor of three aircraft to the Company, and BAJFS continues to be a lessor of one aircraft to the Company as of December 31, 2022.
Schuman Aviation
As of December 31, 2022 and 2021, the Company leased six aircraft from Schuman Aviation Ltd. (“Schuman”), an entity which is owned by an executive and shareholder of the Company. Schuman owns 5,002 shares of the total outstanding common stock of the Company. All leases consist of
60-month
terms, fixed monthly lease payments and are all eligible for extension at the end of the lease term. All the leases are also subject to monthly engine, propeller and other reserve payment requirements, based on actual flight activity incurred on the subject aircraft engine.
The Company recorded approximately $1.5 million and $930 thousand in combined lease and engine reserve expense attributable to Schuman for the years ended December 31, 2022 and 2021, respectively. At December 31, 2022, the Company owed approximately $314 thousand to Schuman. There were no outstanding amounts due to Schuman at December 31, 2021.
On July 7, 2020, the Company entered into a transaction with Schuman, whereby Schuman agreed not to fly any of its Makani Kai airline routes (“Makani Kai”) servicing the Hawaiian Island commuter airspace for a period of 10 years. As consideration for this noncompete agreement, the Company agreed to pay Schuman a total of $500 thousand in the Company’s common stock in five equal installments of $100 thousand. The first installment of 2,777 shares of common stock was transferred on the transaction date of July 7, 2020, with the remaining consideration due on each anniversary of the transaction date. In July 2021, the Company made its second installment payment to Schuman, consisting of 2,225 shares of Southern common stock. In July 2022, the Company made its third installment payment to Schuman, consisting of 2,296 shares of Southern common stock.